Non-financial assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Summary of Property, Plant and Equipment
a.    Property, plant and equipment

(in U.S. dollars, in thousands)	Plant and Equipment	Office Furniture and Equipment	Computer Hardware and Software	Total
Year Ended June 30, 2024
Opening net book amount	457	803	97	1,357
Additions	38	—	120	158
Disposals	—	(2)	(7)	(9)
Exchange differences	(6)	(8)	16	2
Depreciation charge	(281)	(41)	(80)	(402)
Closing net book value	208	752	146	1,106

As of June 30, 2024
Cost	6,067	2,044	644	8,755
Accumulated depreciation	(5,859)	(1,292)	(498)	(7,649)
Net book value	208	752	146	1,106

Year Ended June 30, 2025
Opening net book amount	208	752	146	1,106
Additions	746	—	154	900
Disposals	—	—	—	—
Exchange differences	(226)	224	1	(1)
Depreciation charge	(176)	(37)	(90)	(303)
Closing net book value	552	939	211	1,702

As of June 30, 2025
Cost	6,586	2,266	796	9,648
Accumulated depreciation	(6,034)	(1,327)	(585)	(7,946)
Net book value	552	939	211	1,702

Schedule of Right-of-Use Assets
Right-of-use assets

(in U.S. dollars, in thousands)	Buildings	Manufacturing	Total
Year Ended June 30, 2024
Opening net book amount	3,297	1,837	5,134
Additions	—	—	—
Remeasurement	—	369	369
Exchange differences	—	—	—
Depreciation charge	(1,570)	(1,201)	(2,771)
Closing net book value	1,727	1,005	2,732

As of June 30, 2024
Cost	9,128	6,245	15,373
Accumulated depreciation	(7,401)	(5,240)	(12,641)
Net book value	1,727	1,005	2,732

Year Ended June 30, 2025
Opening net book amount	1,727	1,005	2,732
Additions	2,564	—	2,564
Remeasurement	—	962	962
Exchange differences	2	—	2
Depreciation charge	(1,318)	(821)	(2,139)
Closing net book value	2,975	1,146	4,121

As of June 30, 2025
Cost	7,138	7,207	14,345
Accumulated depreciation	(4,163)	(6,061)	(10,224)
Net book value	2,975	1,146	4,121

Summary of Lease Liabilities	Lease liabilities

	As of June 30,
	2025	2024
Current	2,680	2,626
Non-current	3,583	1,952
Lease liabilities included in the balance sheet	6,263	4,578

Summary of Intangible Assets
c.    Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Currently marketed products	Total
Year Ended June 30, 2024
Opening net book amount	134,453	1,618	427,779	13,333	577,183
Additions/reversals	—	37	—	—	37
Exchange differences	—	1	—	—	1
Amortization charge	—	(30)	—	(1,455)	(1,485)
Closing net book amount	134,453	1,626	427,779	11,878	575,736

As of June 30, 2024
Cost	134,453	3,032	489,698	24,000	651,183
Accumulated amortization	—	(1,406)	—	(12,122)	(13,528)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,626	427,779	11,878	575,736

Year Ended June 30, 2025
Opening net book amount	134,453	1,626	427,779	11,878	575,736
Additions	—	50	—	—	50
Reclassifications(1)	—	—	(102,698)	102,698	—
Exchange differences	—	(1)	—	—	(1)
Amortization charge	—	(20)	—	(3,939)	(3,959)
Closing net book amount	134,453	1,655	325,081	110,637	571,826

As of June 30, 2025
Cost	134,453	3,077	387,000	126,696	651,226
Accumulated amortization	—	(1,422)	—	(16,059)	(17,481)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,655	325,081	110,637	571,826
(1)     The Group reclassified $102.7 million from in-process research and development ("IPRD") acquired to current marketed products upon receiving FDA approval for Ryoncil® for the treatment of pediatric SR-aGVHD in December 2024. As a result of this reclassification, the asset is now being amortized on a straight line basis over its useful life through to expected patent expiry which is 22 years.

Summary of Carrying Value of In Process Research and Development Acquired by Product	Carrying value of in-process research and development acquired by product

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Cardiovascular products(1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions(2)	70,730	70,730
MSC products(3)	—	102,698
	325,081	427,779
(1)Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy
(3)Includes the treatment of SR-aGVHD and Crohn’s disease. In December 2024, the carrying value of in-process research and development acquired relating to MSC products was reclassified to currently marketed products on FDA approval of Ryoncil® for the treatment of pediatric SR-aGVHD in December 2024.
Summary of Provisions

		As of June 30, 2025			As of June 30, 2024
(in U.S. dollars, in thousands)	Notes	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration		11,001	10,778	21,779	16,298	10,594	26,892
Employee benefits		6,234	15	6,249	7,436	26	7,462
Provision for license agreements		3,750	—	3,750	3,750	—	3,750
Provision for litigation settlements	22	—	—	—	17,554	—	17,554
		20,985	10,793	31,778	45,038	10,620	55,658

Summary of Deferred Tax Balances
(i)    Deferred tax balances

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	73,474	74,602
Other temporary differences	13,605	13,143
Total deferred tax assets	87,079	87,745

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	87,079	87,745
Total deferred tax liabilities	87,079	87,745
Net deferred tax liabilities	—	—

Schedule of Movements Related to Deferred Tax Assets and Liabilities
(ii)    Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2023	76,020	11,972	(87,992)	—
Credited/(charged) to:
- profit or loss	(1,227)	1,171	247	191
- directly to equity	(191)	—	—	(191)
As of June 30, 2024	74,602	13,143	(87,745)	—
Credited/(charged) to:
- profit or loss	(1,458)	462	666	(330)
- directly to equity	330	—	—	330
As of June 30, 2025	73,474	13,605	(87,079)	—
(1)Deferred tax assets are netted against deferred tax liabilities.

Schedule of Deferred Consideration

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Opening balance(1)	2,500	2,500
Amount recognized as revenue during the period	—	—
Balance as of the end of the period	2,500	2,500

(1)	The $2.5 million milestone payment received in December 2019 from Grünenthal was considered constrained and resulted in deferred consideration as of June 30, 2025.

Disclosure of inventories

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Current Assets
Raw materials	1,063	—
Work in progress	—	—
Finished goods	21,183	—
	22,246	—